Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Assumptions Used to Estimate Fair Value of Each Share Save Option

The fair value of each Sharesave option for 2017, 2016 and 2015 has been estimated at the date of acquisition or grant using a Partial Differentiation Equation model with the following assumptions:

	2017	2016	2015
Risk free interest rate	0.89% – 1.08%	0.31% – 0.41%	1.06% – 1.37%
Dividend yield	5.48% – 5.51%	6.28% – 6.46%	6.91% – 7.36%
Expected volatility of underlying shares based on implied volatility to maturity date of each scheme	26.16% – 26.31%	31.39% – 32.00%	28.54% – 29.11%
Expected lives of options granted under 3 and 5 year schemes	3 and 5 years	3 and 5 years	3 and 5 years

Summary of Movement in Share Options

The following table summarises movements in the number of share options during the year, and changes in weighted average exercise price over the same period.

	2017		2016		2015
	Number of options ‘000	Weighted average exercise price £	Number of options ‘000	Weighted average exercise price £	Number of options ‘000	Weighted average exercise price £
Outstanding at 1 January	28,916	3.08	24,762	3.53	19,122	4.19
Granted	3,916	4.02	17,296	4.91	14,074	3.13
Exercised	(1,918)	3.77	(338)	3.67	(1,839)	3.75
Forfeited/expired	(3,713)	3.40	(12,804)	3.51	(6,595)	4.50
Outstanding at 31 December	27,201	3.12	28,916	3.08	24,762	3.53
Exercisable at 31 December	5,200	3.17	2,334	4.30	2,807	3.76

Summary of Range of Exercise Prices and Weighted Average Remaining Contractual Life of the Options Outstanding

The following table summarises the range of exercise prices and weighted average remaining contractual life of the options outstanding at 31 December 2017 and 2016.

	2017		2016
Range of exercise prices	Weighted average remaining contractual life Years	Weighted average exercise price £	Weighted average remaining contractual life Years	Weighted average exercise price £
£2 to £ 3	3	2.75	4	2.75
£3 to £4	1	3.17	3	3.28
£4 to £5	3	4.21	2	4.82

Summary of Percentage of Maximum Shares in Tranche to Be Delivered based on Banco Santander SA's ranking

Banco Santander SA’s place in the EPS ranking	Maximum shares in that tranche to be delivered %
1st to 5th	100
6th	87.5
7th	75
8th	62.5
9th	50
10th and below	–

Banco Santander SA’s RoTE	Maximum shares in that tranche to be delivered %
12% or above	100
11% to 12%	75
Below 11%	–

2015 LTIP [member]
Summary of Movement in Value of Conditional Awards

The following table summarises the movement in the value of conditional awards in the 2015 LTIP during 2017, 2016 and 2015:

	2017 £000	2016 £000	2015 £000
Outstanding at 1 January	6,718	6,769	–
Granted	–	–	6,769
Forfeited/cancelled	(215) (1)	(51)	–
Outstanding at 31 December	6,503	6,718	6,769

(1)	The outstanding shares have been updated to compensate for the equity dilution caused by the shares issued by Banco Santander SA in July 2017.

2014 LTIP [member]
Summary of Movement in Value of Conditional Awards

The following table summarises the movement in the value of conditional awards in the 2014 LTIP during 2017, 2016 and 2015:

	2017 £000	2016 £000	2015 £000
Outstanding at 1 January	3,193	5,102	5,355
Forfeited/cancelled	(1,283) (1)	(1,909)	(253)
Outstanding at 31 December	1,910	3,193	5,102

(1)	The outstanding shares have been updated to compensate for the equity dilution caused by the shares issued by Banco Santander SA in July 2017.